Bank Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Bank Borrowings
10.	BANK BORROWINGS

In April 2018, Dalian Xigang Tongfang Technology Culture Training School (“Dalian Tongfang”) entered into a bank borrowing agreement amounted to RMB10,000 with Shanghai Pudong Development Bank (“SPD Bank”). The annual interest rate was 6.3% and the term of the bank borrowing was 12 months. Puxin Education, Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the bank borrowing agreement. The bank borrowing was fully repaid as of December 31, 2019.

In November 2018, Puxin Education entered into a bank borrowing agreement amounted to RMB96,600 with SPD Bank. The annual interest rate was 4.35% and the term of the bank borrowing was 6 months. Prepshine HK acted as the pledger under the bank borrowings agreement. The bank borrowing was fully repaid as of December 31, 2019.

In 2018, Puxin Education entered into a series of borrowing agreements amounted to RMB4,273 with Bank of Jiangsu. The annual interest rates were 6.525% and the terms of the bank borrowings were 12 months. As of December 31, 2018, all of the borrowing were fully repaid ahead of maturity date.

In April 2019, Puxin Education entered into a bank borrowing agreement amounted to RMB41,000 with Xiamen International Bank. The annual interest rate was 7.0% and the terms of the bank borrowings were 6 months. The buildings of Beijing GEDU were mortgaged as collateral for the borrowing. As of December 31, 2019, the bank borrowing was fully repaid at maturity date.

In 2019, Puxin Education entered into a series of borrowing agreements amounted to RMB408,600 with SPD Bank. The annual interest rate was 4.35% and the term of the bank borrowings were 6-12 months. Deposits amounted to USD50,000 (equivalent to RMB348,090), which were recorded in the current portion of restricted cash, were pledged as collateral for the borrowings. As of December 31, 2019, bank borrowings amounted to RMB94,500 were repaid at the maturity date.

For the years ended December 31, 2018 and 2019, the Group recognized interest expense of RMB1,148 and RMB13,269 for these bank borrowings.